Share capital - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended
	Mar. 10, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Disclosure of classes of share capital [line items]
Share capital average price (in dollars per share) | (per share)	$ 20.40	$ 18.96	$ 25.88
Shares repurchased for cancellation	$ 60,000	$ 2,908		$ 63,114	$ 9,407
Automatic share repurchase plan liability (Note 11)		$ 9,889	$ 9,889	$ 9,889		$ 0
Incurred transactions costs	$ 558
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares) | shares	2,941,176	153,360		3,094,536	307,178